STOCK-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions				9 Months Ended
	May 30, 2025	Jun. 09, 2023	Feb. 26, 2022	Sep. 30, 2025	Sep. 30, 2024	Apr. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued				210,911,000			202,941,000
Shares repurchased	35,000,000
Shares repurchased, value	$ 150
Weighted average exercise price				$ 1.27	$ 1.06		$ 1.09	$ 0.92
Weighted average remaining contractual life				6 years 1 month 6 days	6 years 9 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation description				Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion
Number of share outstanding				26,145,000			24,619,000	27,609,000
Bonus RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation description				Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the Agent Purchase Program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was previously 15%) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the Agent Purchase Program are expensed to cost of sales and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital
Performance Based and Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share outstanding				292,000
Directors Employees and Other Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized						50,000,000
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding		15.00%	20.00%
Number of shares issued			35,600,000
Number of shares authorized		70,000,000
2025 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance				43,348,325